Document and Entity Information	Sep. 15, 2020
Document and Entity Information [Abstract]
Entity Registrant Name	SERVICEMASTER GLOBAL HOLDINGS, INC.
Entity Central Index Key	0001428875
Document Type	8-K
Document Period End Date	Sep. 15, 2020
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity Emerging Growth Company	false
Security 12b Title	Common, par value $0.01
Security Exchange Name	NYSE
Trading Symbol	SERV
Entity File Number	001-36507
Entity Address, Address Line One	150 Peabody Place
Entity Address, City or Town	Memphis
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	38103
Entity Tax Identification Number	20-8738320
City Area Code	(901)
Local Phone Number	597-1400
WrittenCommunications	false
SolicitingMaterial	false
PreCommencementTenderOffer	false
PreCommencementIssuerTenderOffer	false